Tax situation (Details 1) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred income tax assets, net
Deferred tax assets	$ 38,305	$ 43,129
Minera Yanacocha SRL and subsidiary [Member]
Deferred income tax assets, net
Deferred tax assets	972,395	947,802
Allowance of deferred income tax asset	(971,324)	(947,802)
Net deferred income tax asset	1,071	0
Minera Yanacocha SRL and subsidiary [Member] | Property, plant and mine development [Member]
Deferred income tax assets, net
Deferred tax assets	514,828	571,210
Minera Yanacocha SRL and subsidiary [Member] | Reclamation [Member]
Deferred income tax assets, net
Deferred tax assets	301,492	233,843
Minera Yanacocha SRL and subsidiary [Member] | Accounts payable and accrued expenses [Member]
Deferred income tax assets, net
Deferred tax assets	92,610	78,241
Minera Yanacocha SRL and subsidiary [Member] | Inventory [Member]
Deferred income tax assets, net
Deferred tax assets	62,363	61,435
Minera Yanacocha SRL and subsidiary [Member] | Other [Member]
Deferred income tax assets, net
Deferred tax assets	$ 1,102	$ 3,073